Share capital - At the market equity offering (Details) SFr / shares in Units, SFr in Millions, $ in Millions	3 Months Ended	52 Months Ended
	Jun. 30, 2024 SFr / shares shares	Dec. 31, 2024 CHF (SFr) SFr / shares shares	Dec. 31, 2024 USD ($) shares	Sep. 30, 2020 CHF (SFr)	Sep. 30, 2020 USD ($)
At the Market Equity Offering [Abstract]
Nominal value per share (in CHF per share) | SFr / shares		SFr 0.02
Number of treasury share issued (in shares) | shares		2,179,434	2,179,434
At the Market Equity Offering
At the Market Equity Offering [Abstract]
Value of shares authorized for issue in offering				SFr 73.0	$ 80.0
Nominal value per share (in CHF per share) | SFr / shares	SFr 0.02
Number of shares issued during the period | shares	5,700,000
New Sales Agreement [Member]
At the Market Equity Offering [Abstract]
Proceeds from issuance of treasury shares, net of underwriting fees and transaction costs		SFr 14.9	$ 16.4
Commissions paid		SFr 0.5	$ 0.5